UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period:  May 31, 2016

Item 1. Schedule of Investments.

Performance Trust Strategic Bond Fund
Schedule of Investments
May 31, 2016 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 7.29%
Apidos CLO XIV
2013-14, 4.128%, 04/15/2025 (a)	$2,460,000	$2,316,725
Apidos CLO XVI
2014-16, 6.370%, 01/21/2025 (a)	1,000,000	644,450
Bridgeport CLO II Ltd.
D, 4.889%, 06/18/2021 (a)	1,036,292	834,269
Carlyle Global Market Strategies CLO Ltd.
D-R, 4.374%, 04/20/2022 (a)	2,000,000	1,934,600
Carrington Mortgage Loan Trust
2006-NC1, 0.756%, 01/25/2036 (a)	470,000	401,613
Clear Lake CLO Ltd.
2007-1, 4.134%, 12/20/2020 (a)	475,723	416,068
Countrywide Asset-Backed Certificates
2005-10, 4.591%, 10/25/2032 (a)	334,397	337,505
Dryden 30 Senior Loan Fund
2013, 3.826%, 11/15/2025 (a)	2,000,000	1,822,846
Equity One Mortgage Pass-Through Trust
2003-3, 4.868%, 12/25/2033 (a)	1,437,504	1,366,220
Home Equity Loan Trust
2007-FRE1, 0.576%, 04/25/2037 (a)	947,919	924,542
Inwood Park CDO, Ltd.
2007-1, 4.134%, 01/20/2021 (a)	2,500,000	2,175,812
Madison Park Funding IV Ltd.
2007-4, 4.224%, 03/22/2021 (a)	1,409,901	1,271,151
Marine Park CLO Ltd.
2012-REFI, 4.176%, 05/18/2023 (a)	3,000,000	2,860,617
MASTR Asset Securitization Trust
2002-NC1, 3.596%, 10/25/2032 (a)	467,619	469,013
Mountain View CLO II Ltd.
2006-2, 4.381%, 01/12/2021 (a)	1,000,000	728,444
Ownit Mortgage Loan Trust
2005-1, 1.541%, 09/25/2035 (a)	6,396,346	5,721,812
RAAC Trust
2007-RP2, 0.789%, 02/25/2046 (a)	4,413,266	4,097,668
RAMP Trust
2003-RS4, 4.018%, 03/25/2033 (a)	48,624	48,839
2006-RS6, 0.626%, 07/25/2035 (a)	2,977,031	2,683,254
Specialty Underwriting & Residential Finance Trust
FLT, 5.850%, 02/25/2037	1,204,932	635,983
Structured Asset Investment Loan Trust
2006-4, 0.576%, 07/25/2036 (a)	2,589,349	1,786,131
Venture VIII CDO Ltd.
2007-8, 4.885%, 07/22/2021 (a)	2,500,000	1,750,000
TOTAL ASSET BACKED SECURITIES (Cost $36,959,365)		35,227,562

CORPORATE BONDS - 2.76%
Anheuser-Busch InBev Finance, Inc.

3.300%, 02/01/2023	5,000,000	5,146,000
Baptist Health South Florida, Inc.
4.590%, 08/15/2021	645,000	709,991
Catholic Health Initiatives
2.950%, 11/01/2022	2,000,000	2,018,256
Howard Hughes Medical Institute
3.500%, 09/01/2023	2,569,000	2,780,431
Memorial Health Services
3.496%, 05/01/2022	575,000	602,952
Western Digital Corp.
10.500%, 04/01/2024	2,000,000	2,075,000
TOTAL CORPORATE BONDS (Cost $13,226,203)		13,332,630

MORTGAGE BACKED SECURITIES - 54.34%
Adjustable Rate Mortgage Trust
2005-3, 2.985%, 07/25/2035 (a)	1,961,403	1,782,106
Alternative Loan Trust
2004-J3, 4.750%, 04/25/2019	63,030	64,059
2004-30CB, 5.500%, 03/25/2020	306,000	307,281
2006-J5, 4.455%, 07/25/2021 (a)	87,875	87,307
2006-J3, 5.750%, 05/25/2026	423,448	383,857
2004-18CB, 5.500%, 09/25/2034	172,738	177,755
2004-27CB, 6.000%, 12/25/2034	650,101	647,876
2004-29CB, 5.375%, 01/25/2035	447,033	452,240
2005-J2, 0.946%, 04/25/2035 (a)	771,869	616,621
2005-6CB, 7.500%, 04/25/2035	98,020	99,763
2005-21CB, 6.000%, 06/25/2035	2,273,606	2,205,739
2005-26CB, 5.500%, 07/25/2035	334,355	308,127
2005-40CB, 5.500%, 10/25/2035	86,459	79,035
2005-46CB, 5.500%, 10/25/2035	586,839	547,033
2005-52CB, 5.500%, 11/25/2035	143,128	132,533
2005-52CB, 5.500%, 11/25/2035	47,861	44,438
2005-J13, 5.500%, 11/25/2035	214,334	192,649
2005-64CB, 5.500%, 12/25/2035	109,043	104,836
2005-65CB, 1.196%, 01/25/2036 (a)	122,513	91,257
2005-65CB, 5.500%, 01/25/2036	312,309	280,431
2005-73CB, 5.750%, 01/25/2036	662,944	531,773
2005-86CB, 5.500%, 02/25/2036	369,588	332,138
2006-4CB, 1.146%, 04/25/2036 (a)	809,074	492,134
2006-6CB, 5.500%, 05/25/2036	332,075	300,540
2006-6CB, 5.500%, 05/25/2036	215,621	162,911
2006-12CB, 5.750%, 05/25/2036 (a)	1,225,105	981,934
A-2, 6.000%, 06/25/2036	356,986	314,588
2006-19CB, 0.846%, 08/25/2036 (a)	1,824,480	1,199,847
2006-24CB, 5.750%, 08/25/2036	551,989	466,073
2006-19CB, 6.000%, 08/25/2036	365,634	331,185
2006-32CB, 5.500%, 11/25/2036	398,866	350,409
2006-31CB, 6.000%, 11/25/2036	58,797	48,714
2006-43CB, 6.000%, 02/25/2037	169,952	147,376
2007-8CB, 6.000%, 05/25/2037	743,063	664,249
American Home Mortgage Investment Trust
2006-2, 6.250%, 06/25/2036	3,121,796	1,410,617
Banc of America Alternative Loan Trust
2006-3, 6.000%, 04/25/2021	1,114,399	1,128,515

2003-4, 5.500%, 06/25/2033	551,026	548,569
2003-9, 5.500%, 11/25/2033	373,376	380,066
2005-5, 5.500%, 06/25/2035	446,941	416,026
2005-5, 6.000%, 06/25/2035	241,295	234,126
2005-11, 5.750%, 12/25/2035	241,112	206,265
2005-12, 5.750%, 01/25/2036	1,140,021	975,313
2006-1, 6.500%, 02/25/2036	2,670,072	2,291,200
2006-3, 6.000%, 04/25/2036	194,502	174,828
2006-9, 6.000%, 01/25/2037	698,735	586,154
2007-1, 6.239%, 04/25/2037 (a)	889,642	768,889
Banc of America Commercial Mortgage Trust
2006-6, 5.480%, 10/10/2045	1,500,000	1,483,372
2.013%, 06/15/2049 (a)	9,678,500	1,256,502
Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	759,178	782,103
2007-4, 5.500%, 11/25/2034	1,770,000	1,751,923
2005-3, 5.500%, 06/25/2035	173,735	175,102
2005-4, 5.500%, 08/25/2035	185,474	192,628
2005-5, 5.500%, 09/25/2035	1,064,801	1,100,841
2005-7, 5.750%, 11/25/2035	129,545	132,927
2005-7, 6.000%, 11/25/2035	523,000	537,825
2006-B, 3.053%, 03/20/2036 (a)	2,030,686	1,663,813
2006-7, 6.000%, 09/25/2036	2,560,522	2,341,823
2007-1, 6.189%, 01/25/2037	2,328,384	1,978,197
2007-2, 0.506%, 03/25/2037 (a)	1,568,306	1,102,912
2007-2, 1.046%, 03/25/2037 (a)	909,328	606,769
2007-3, 0.876%, 04/25/2037 (a)	2,962,772	2,036,326
2007-5, 5.500%, 07/25/2037	497,181	388,830
Banc of America Mortgage Trust
2004-1, 5.000%, 02/25/2019	885,416	890,372
2004-7, 4.500%, 08/25/2019	289,754	289,131
2004-10, 5.000%, 12/25/2019	173,668	176,015
2003-6, 5.000%, 08/25/2033	1,251,000	1,267,812
BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (a)	643,353	572,398
Bear Stearns ARM Trust
2003-6, 2.833%, 08/25/2033 (a)	1,990,798	1,942,589
2004-12, 3.361%, 02/25/2035 (a)	1,185,644	1,138,791
Bear Stearns Asset Backed Securities Trust
A-1, 5.250%, 10/25/2034	532,198	532,153
A-5, 5.500%, 11/25/2035	38,727	44,393
Bear Stearns Structured Products, Inc. Trust
FLT, 2.731%, 12/26/2046 (a)	2,195,572	1,631,584
CFCRE Commercial Mortgage Trust
2011-C2, 5.588%, 12/17/2047 (a)	2,232,000	2,299,468
Chase Mortgage Finance Trust
FLT, 2.673%, 12/25/2035 (a)	3,317,972	3,032,634
2007-S3, 6.000%, 05/25/2037	3,087,115	2,557,408
Chaseflex Trust
2005-1, 5.500%, 02/25/2035	930,843	851,470
ChaseFlex Trust
2005-2, 5.500%, 06/25/2035	36,580	32,287
CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	84,455	79,130
2003-44, 5.000%, 10/25/2033	1,083,000	1,098,857

2004-4, 5.500%, 05/25/2034	721,795	723,368
2004-J9, 5.500%, 01/25/2035	799,434	808,349
2004-HYB5, 2.774%, 04/20/2035 (a)	2,018,018	1,781,904
2005-6, 5.750%, 04/25/2035	289,193	290,566
2005-J3, 5.500%, 09/25/2035	388,050	376,297
2005-27, 5.500%, 12/25/2035	64,012	56,953
2005-30, 5.500%, 01/25/2036	113,724	108,775
2005-HYB10, 2.742%, 02/20/2036 (a)	123,283	108,330
2005-HYB10, 3.136%, 02/20/2036 (a)	999,143	841,785
2006-J1, 6.000%, 02/25/2036	58,500	51,409
2006-J4, 6.250%, 09/25/2036	42,370	38,791
2006-18, 6.000%, 12/25/2036	365,699	342,046
2007-J2, 6.000%, 07/25/2037	402,037	328,258
Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	171,233	173,419
2007-4, 5.500%, 05/25/2022	412,314	418,673
2006-1, 6.000%, 02/25/2036	324,000	326,395
2006-3, 5.750%, 06/25/2036	756,067	762,377
2006-3, 6.250%, 06/25/2036	2,569,638	2,612,238
2007-3, 5.500%, 04/25/2037	540,433	536,296
Citigroup Commercial Mortgage Trust
2016-C1, 2.118%, 05/12/2049 (a)	14,482,000	1,999,806
Citigroup Mortgage Loan Trust
2005-12, 1.239%, 08/25/2035 (a)	1,173,411	879,811
FLT, 5.923%, 03/25/2036	479,526	323,413
FLT, 2.851%, 11/25/2036 (a)	6,372,750	5,676,240
Citigroup Mortgage Loan Trust, Inc.
2004-2, 9.250%, 09/25/2033	205,635	215,169
CitiMortgage Alternative Loan Trust
2006-A1, 5.250%, 03/25/2021	79,656	80,384
2007-A4, 5.500%, 04/25/2022	97,990	99,166
COMM Mortgage Trust
2014-CCRE20, 0.113%, 11/13/2047 (a)	135,999,000	1,318,361
2013-CCRE11, 1.166%, 08/12/2050 (a)	24,622,773	1,464,619
Credit Suisse First Boston Mortgage Securities Corp.
2004-7, 5.250%, 10/25/2019	29,093	29,426
2004-8, 5.500%, 12/25/2034	551,615	563,494
2005-3, 5.500%, 07/25/2035	784,328	786,752
2005-10, 5.500%, 11/25/2035	579,460	526,816
2005-10, 5.750%, 11/25/2035	117,842	100,845
2005-10, 6.000%, 11/25/2035	287,518	181,251
Credit Suisse Mortgage Capital Certificates
2006-2, 6.000%, 03/25/2036	2,871,679	2,176,369
CSAIL Commercial Mortgage Trust
2015-C3, 0.884%, 08/17/2048 (a)	31,472,272	1,663,042
CSMC
2007-4R, 6.674%, 10/26/2036 (a)	417,883	311,445
CSMC Mortgage-Backed Trust
2007-5, 5.000%, 10/25/2024	139,516	139,149
2006-1, 5.500%, 02/25/2036	470,148	426,606
2006-1, 5.500%, 02/25/2036	154,166	147,184
2006-3, 5.750%, 04/25/2036	35,183	27,086
2006-3, 6.000%, 04/25/2036	207,394	158,643

2006-3, 6.000%, 04/25/2036	84,302	63,278
2006-4, 6.000%, 05/25/2036	485,236	380,722
2006-4, 7.000%, 05/25/2036	731,336	392,744
2006-7, 6.000%, 08/25/2036	1,029,581	965,334
2007-2, 5.750%, 03/25/2037	290,886	252,782
2007-3, 5.500%, 04/25/2037	2,098,428	2,007,400
2007-3, 5.500%, 04/25/2037	1,445,383	1,382,683
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
2005-2, 0.846%, 04/25/2035 (a)	118,529	102,194
First Horizon Alternative Mortgage Securities
2005-FA10, 5.250%, 12/25/2020	245,001	247,442
2005-FA11, 5.250%, 02/25/2021	256,266	243,602
2006-FA6, 5.750%, 11/25/2021	64,046	63,946
2004-FA1, 6.250%, 10/25/2034	1,022,844	1,061,502
2005-FA4, 5.500%, 06/25/2035	95,391	86,204
First Horizon Alternative Mortgage Securities Trust
2006-FA2, 6.000%, 05/25/2036	4,003,133	3,226,154
GMACM Mortgage Loan Trust
2003-AR1, 3.167%, 10/19/2033 (a)	655,672	648,021
2004-J2, 5.500%, 06/25/2034	124,129	122,313
2004-J3, 5.250%, 07/25/2034	129,178	129,396
GS Mortgage Securities Corp. II
2013-GC10, 1.607%, 02/10/2046 (a)	20,457,139	1,621,257
GS Mortgage Securities Trust
2011-GC5, 5.380%, 08/10/2044 (a)	2,000,000	1,983,419
2016-GS2, 1.824%, 05/12/2049 (a)	17,100,000	2,010,712
GSAA Home Equity Trust
2005-12, 5.069%, 09/25/2035 (a)	57,123	48,628
2006-3, 0.746%, 03/25/2036 (a)	583,102	390,654
2006-6, 6.121%, 03/25/2036	102,131	54,702
2006-18, 5.682%, 11/25/2036	2,535,580	1,337,583
2007-7, 0.626%, 07/25/2037 (a)	2,830,927	2,418,040
GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020	300,022	310,454
2005-1F, 6.000%, 01/25/2035	46,792	47,371
2005-AR2, 2.845%, 04/25/2035 (a)	104,877	103,088
2005-6F, 5.250%, 07/25/2035	368,520	380,895
2005-7F, 6.000%, 09/25/2035	92,897	96,711
2006-4F, 5.000%, 05/25/2036	599,705	559,444
2006-5F, 6.000%, 06/25/2036	592,958	567,450
HarborView Mortgage Loan Trust
2004-7, 2.551%, 11/19/2034 (a)	695,631	623,221
2006-6, 2.948%, 08/19/2036 (a)	1,841,410	1,487,172
IndyMac INDX Mortgage Loan Trust
2005-AR23, 2.940%, 11/25/2035 (a)	2,931,533	2,423,698
2006-AR3, 2.878%, 03/25/2036 (a)	1,211,593	949,063
JP Morgan Alternative Loan Trust
2005-S1, 5.500%, 12/25/2035	272,946	251,148
2005-S1, 5.500%, 12/25/2035	205,484	189,074
2006-S2, 6.050%, 05/25/2036	40,810	36,815
2006-A5, 3.311%, 10/25/2036 (a)	4,860,192	4,283,138
2008-R4, 6.000%, 12/27/2036	2,700,437	2,276,849
JP Morgan Chase Commercial Mortgage Securities Trust
2007-CIBC20, 0.314%, 02/12/2051 (a)	229,613,784	792,834

2007-CIBC20, 6.078%, 02/12/2051 (a)	1,500,000	1,485,007
JP Morgan Mortgage Acquisition Trust
2006-WF1, 6.130%, 07/25/2036	4,196,958	2,324,516
JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	110,041	94,152
LB-UBS Commercial Mortgage Trust
2004-C1, 4.846%, 01/15/2036 (a)	750,000	750,401
2001-C3, 6.731%, 06/15/2036	3,527,910	3,533,080
Lehman Mortgage Trust
2005-3, 5.500%, 01/25/2036	595,485	505,222
2006-1, 5.500%, 02/25/2036	919,234	742,104
2006-2, 5.938%, 04/25/2036 (a)	89,158	79,676
2007-4, 5.750%, 05/25/2037	4,784,835	3,767,335
2007-4, 5.750%, 05/25/2037	2,189,856	1,724,181
2007-5, 6.000%, 06/25/2037	4,572,452	2,821,545
2007-6, 5.598%, 07/25/2037 (a)	213,079	151,350
Lehman XS Trust
2005-6, 5.420%, 11/25/2035	2,157,194	2,154,387
MASTR Adjustable Rate Mortgages Trust
2004-4, 2.222%, 05/25/2034 (a)	220,967	192,671
2004-15, 3.578%, 12/25/2034 (a)	508,105	490,903
2005-1, 2.784%, 02/25/2035 (a)	296,067	284,683
MASTR Alternative Loan Trust
2003-7, 6.250%, 11/25/2033	651,212	670,887
2004-6, 5.500%, 07/25/2034	705,556	718,801
2004-6, 6.000%, 07/25/2034	651,080	674,611
2004-11, 6.500%, 10/25/2034	1,739,666	1,863,369
2006-3, 6.500%, 07/25/2036	1,914,231	1,356,843
MASTR Asset Securitization Trust
2006-1, 0.896%, 05/25/2036 (a)	1,554,888	906,542
Merrill Lynch Mortgage Trust
2005-MKB2, 6.066%, 09/12/2042 (a)(b)	1,700,000	1,316,441
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C23, 0.132%, 07/15/2050 (a)	75,089,000	1,094,880
Morgan Stanley Mortgage Loan Trust
2005-7, 5.500%, 11/25/2035	708,631	691,259
2006-2, 6.500%, 02/25/2036	224,441	181,867
2006-11, 6.000%, 08/25/2036	1,140,060	1,035,716
2006-11, 6.000%, 08/25/2036	2,063,337	1,710,118
2007-8XS, 6.000%, 04/25/2037 (a)	2,060,141	1,151,729
MortgageIT Trust
2005-5, 0.756%, 12/25/2035 (a)	1,475,372	1,287,214
Nomura Asset Acceptance Corp Alternative Loan Trust
2007-1, 5.669%, 03/25/2047	2,147,680	1,549,107
Nomura Asset Acceptance Corp. Alternative Loan Trust
M-1, 1.556%, 10/25/2034 (a)	9,816,806	8,582,750
2005-WF1, 5.159%, 03/25/2035	1,325,403	1,340,502
2007-1, 5.995%, 03/25/2047	1,577,370	1,137,352
Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates
2005-5, 5.850%, 12/25/2035 (a)	1,562,169	1,600,281
RAAC Trust
2005-SP1, 6.000%, 09/25/2034	11,804	11,837
RALI Trust
A-1, 5.000%, 09/25/2018	77,313	78,036

A-1, 5.000%, 05/25/2019	62,932	63,022
2005-QS3, 5.000%, 03/25/2020	846,714	853,466
2007-QS4, 5.500%, 04/25/2022	30,773	31,341
A-2, 4.000%, 07/25/2033	654,414	622,387
2003-QS17, 5.500%, 09/25/2033	2,905,595	2,936,704
CB, 5.750%, 02/25/2034	6,846,959	7,076,252
FLT, 3.662%, 09/25/2034 (a)	401,154	342,962
2004-QS16, 5.500%, 12/25/2034	208,685	209,662
2005-QS16, 5.500%, 11/25/2035	224,951	193,898
2006-QS6, 6.000%, 06/25/2036	1,346,607	1,097,670
2006-QS9, 1.146%, 07/25/2036 (a)	4,491,648	2,670,878
2006-QS13, 6.000%, 09/25/2036	1,006,931	800,481
2006-QS13, 6.000%, 09/25/2036	1,236,523	983,000
2006-QS17, 0.796%, 12/25/2036 (a)	2,994,842	1,692,508
2006-QS17, 6.000%, 12/25/2036	1,187,895	988,980
2007-QS1, 6.000%, 01/25/2037	3,740,174	3,019,742
Resecurization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	8,394,410	8,454,546
Residential Asset Securitization Trust
A-3, 5.500%, 08/25/2034	4,778,662	4,869,740
A-2, 0.896%, 03/25/2035 (a)	209,443	163,130
A-7, 5.500%, 05/25/2035	1,096,751	952,385
2005-A11CB, 5.500%, 10/25/2035	321,942	296,425
2005-A11CB, 6.000%, 10/25/2035	629,459	498,751
2006-A14CB, 6.250%, 12/25/2036	177,054	152,242
RFMSI Trust
2004-S4, 4.500%, 04/25/2019	313,634	313,971
2004-S6, 4.500%, 06/25/2019	216,672	216,611
2006-S10, 5.500%, 10/25/2021	103,661	102,983
2004-S6, 6.000%, 06/25/2034	5,827,090	5,781,876
2006-S3, 5.500%, 03/25/2036	901,565	800,104
2006-S5, 6.000%, 06/25/2036	214,894	195,721
2006-S6, 6.000%, 07/25/2036	177,328	167,827
Structured Adjustable Rate Mortgage Loan Trust
FLT, 2.780%, 11/25/2035 (a)	1,546,921	1,280,477
FLT, 2.921%, 11/25/2035 (a)	5,393,095	4,319,589
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1A1, 5.500%, 07/25/2033	687,236	691,092
FLT, 5.560%, 05/25/2034	40,978	41,039
A5, 4.750%, 10/25/2034	1,274,532	1,282,304
Structured Asset Securities Corp. Trust
2005-17, 5.500%, 10/25/2035	913,707	930,227
TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	414,951	354,333
Thornburg Mortgage Securities Trust
2004-1, 2.088%, 03/25/2044 (a)	697,906	612,663
UBS Commercial Mortgage Trust
2012-C1, 5.534%, 05/12/2045 (a)	2,000,000	2,011,905
UBS-Barclays Commercial Mortgage Trust
FLT, 4.886%, 05/11/2063 (a)	1,119,403	1,160,974
WaMu Mortgage Pass-Through Certificates
2004-S2, 6.000%, 06/25/2034	64,538	68,457
2007-HY3, 3.908%, 03/25/2037 (a)	1,433,822	1,188,604

Washington Mutual Alternative Mortgage Pass-Through Certificates
2005-1, 6.000%, 03/25/2035	1,789,647	1,818,198
2005-9, 5.500%, 11/25/2035	1,328,672	1,181,147
Washington Mutual Mortgage Pass-Through Certificates
2005-6, 6.500%, 08/25/2035	871,741	773,770
2007-HY2, 2.982%, 04/25/2037 (a)	3,232,471	2,257,252
Wells Fargo Alternative Loan
2007-PA1, 6.000%, 03/25/2037	1,792,933	1,494,230
Wells Fargo Commercial Mortgage Trust
X-A, 0.000%, 06/17/2049 (a)	13,900,000	1,996,641
Wells Fargo Mortgage Backed Securities Trust
2005-7, 5.250%, 09/25/2035	543,000	540,260
2005-9, 5.250%, 10/25/2035	882,690	893,103
2005-9, 5.500%, 10/25/2035	2,710,923	2,722,013
2005-12, 5.500%, 11/25/2035	1,661,186	1,681,726
2006-4, 1.146%, 04/25/2036 (a)	800,118	752,538
2006-4, 5.750%, 04/25/2036	598,365	621,571
2007-4, 6.000%, 04/25/2037	50,997	50,177
2007-12, 5.500%, 09/25/2037	1,966,291	1,977,998
WFRBS Commercial Mortgage Trust
2011-C5, 5.654%, 11/18/2044 (a)	2,500,000	2,567,414
2012-C10, 1.729%, 12/15/2045 (a)	19,717,324	1,523,090
WFRBS Commercial Mortgage Trust 2012-C8
2012-C8, 4.874%, 08/17/2045 (a)	2,500,000	2,408,710
TOTAL MORTGAGE BACKED SECURITIES (Cost $264,041,426)		262,430,332

MUNICIPAL BONDS - 28.88%
Alabama - 0.11%
City of Scottsboro, AL
6.200%, 11/01/2035	500,000	549,300
Alaska - 0.30%
Borough of North Slope, AK
5.426%, 06/30/2023	1,235,000	1,441,628
Arizona - 0.58%
City of Phoenix Civic Improvement Corp.
5.500%, 07/01/2034	615,000	834,537
5.500%, 07/01/2033	770,000	1,039,369
5.500%, 07/01/2031	680,000	904,536
		2,778,442
California - 3.55%
Baldwin Park/Monrovia School Facilities Grant Financing Authority
7.000%, 06/01/2027	1,460,000	1,802,779
City of Industry, CA
4.000%, 01/01/2028	2,835,000	3,057,179
City of Santa Maria, CA Water & Wastewater Revenue
0.000%, 08/01/2022	650,000	552,981
City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,682,464
City of Union City, CA
0.000%, 07/01/2025	2,095,000	1,499,119
City of Vernon, CA Electric System Revenue
4.500%, 08/01/2022	2,200,000	2,448,402
Clovis Unified School District
0.000%, 08/01/2027	1,000,000	742,130
Contra Costa County Public Financing Authority

6.900%, 06/01/2035	555,000	615,601
County of Fresno, CA
0.000%, 08/15/2020	1,430,000	1,260,502
Oakland Alameda County Coliseum Authority
3.643%, 02/01/2025	3,000,000	3,102,030
Palmdale Elementary School District
0.000%, 08/01/2029	540,000	357,890
		17,121,077
Florida - 0.77%
City of Gainesville, FL
0.000%, 10/01/2028	1,300,000	788,229
0.000%, 10/01/2027	4,610,000	2,950,031
		3,738,260
Illinois - 1.60%
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000%, 12/01/2022	660,000	550,605
Chicago Board of Education
0.000%, 12/01/2022	1,040,000	847,319
City of Chicago, IL Waterworks Revenue
5.750%, 11/01/2030	1,665,000	2,132,565
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee
0.000%, 02/01/2025	275,000	193,281
Kendall & Kane Counties Community Unit School District No. 115
0.000%, 01/01/2022	2,340,000	2,042,820
South Suburban College Community School District No. 510
0.000%, 12/01/2022	1,000,000	836,920
Southwestern Illinois Development Authority
7.030%, 04/15/2032	675,000	759,578
Will County Elementary School District No. 122
5.250%, 10/01/2023	350,000	358,722
		7,721,810
Indiana - 1.46%
Carmel Local Public Improvement Bond Bank
5.000%, 01/15/2036	2,000,000	2,424,520
Indiana Municipal Power Agency
5.000%, 01/01/2039	2,320,000	2,765,417
Northern Indiana Commuter Transportation District
5.000%, 07/01/2035	1,570,000	1,869,901
		7,059,838
Kansas - 0.22%
Kansas Development Finance Authority
3.491%, 04/15/2023	1,000,000	1,061,050
Kentucky - 1.88%
County of Warren, KY
3.921%, 12/01/2031	750,000	783,623
4.397%, 12/01/2038	1,500,000	1,611,795
Kentucky State Property & Building Commission
5.000%, 02/01/2032	1,150,000	1,366,027
Louisville Regional Airport Authority
3.683%, 07/01/2024	5,000,000	5,330,550
		9,091,995
Louisiana - 0.25%
City of New Orleans, LA
8.800%, 12/01/2039	1,000,000	1,180,920

Massachusetts - 0.13%
Massachusetts State College Building Authority
5.932%, 05/01/2040	490,000	616,028
Michigan - 1.06%
Detroit City School District
5.250%, 05/01/2027	1,000,000	1,248,160
7.747%, 05/01/2039	1,850,000	2,321,602
Michigan Finance Authority
6.396%, 09/01/2024	1,225,000	1,530,233
		5,099,995
Missouri - 0.73%
St. Louis School District
5.950%, 04/01/2024	235,000	286,700
6.100%, 04/01/2025	2,625,000	3,246,600
		3,533,300
Nevada - 0.78%
Clark County School District
5.510%, 06/15/2024	3,155,000	3,656,582
County of Washoe, NV
7.213%, 02/01/2039	75,000	84,327
		3,740,909
New Jersey - 1.53%
New Jersey Economic Development Authority
0.000%, 02/15/2023	1,918,000	1,490,439
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027	8,120,000	5,919,074
		7,409,513
New York - 2.44%
Dutchess County Local Development Corp.
4.550%, 07/01/2022	930,000	996,104
Monroe County Industrial Development Corp, NY
3.622%, 07/01/2024	2,475,000	2,635,306
New York City Transitional Finance Authority Building Aid Revenue
4.800%, 07/15/2026	4,000,000	4,625,080
New York City Transitional Finance Authority Future Tax Secured Revenue
3.010%, 08/01/2024	2,295,000	2,381,567
3.150%, 11/01/2025	1,075,000	1,132,244
		11,770,301
North Carolina - 0.36%
Cleveland County Public Facilities Corp.
6.070%, 03/01/2030	500,000	543,070
County of Cumberland, NC
6.100%, 11/01/2025	1,000,000	1,169,080
		1,712,150
Ohio - 1.06%
Cincinnati City School District
5.250%, 12/01/2030	2,000,000	2,673,960
Olentangy Local School District
5.000%, 12/01/2030	1,500,000	1,831,035
Sycamore Community City School District
5.850%, 12/01/2028	500,000	631,445
		5,136,440
Oregon - 0.41%
Washington County School District No. 15 Forest Grove

5.909%, 06/15/2026	1,550,000	1,973,646
Pennsylvania - 4.99%
Carbon County Hospital Authority
3.377%, 11/15/2023	1,000,000	1,059,270
3.677%, 11/15/2025	1,000,000	1,074,090
City of Harrisburg, PA
0.000%, 04/01/2019	380,000	363,645
City of York, PA
0.000%, 02/01/2023	690,000	586,238
Delaware Valley Regional Finance Authority
5.500%, 08/01/2028	2,830,000	3,533,227
Moon Area School District
5.820%, 11/15/2033	510,000	563,218
Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2026	1,025,000	1,245,847
5.000%, 12/31/2030	1,000,000	1,185,190
5.201%, 06/15/2020	1,290,000	1,404,874
Pennsylvania Turnpike Commission
0.000%, 06/01/2033	4,205,000	5,575,073
0.000%, 12/01/2038	600,000	749,100
0.000%, 12/01/2030	1,625,000	2,040,350
Philadelphia Authority for Industrial Development
0.000%, 04/15/2022	5,735,000	4,724,837
		24,104,959
Puerto Rico - 0.09%
Puerto Rico Sales Tax Financing Corp.
0.000%, 08/01/2032	3,850,000	447,871
Texas - 2.95%
Central Texas Turnpike System
0.000%, 08/15/2027	1,740,000	1,345,333
City of Dallas, TX
0.000%, 02/15/2030	1,000,000	613,270
City of Houston, TX Combined Utility System Revenue
5.000%, 11/15/2034	4,000,000	4,927,000
City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,899,070
New Hope Cultural Education Facilities Corp.
4.000%, 08/01/2020	910,000	934,279
Texas Public Finance Authority
5.250%, 07/01/2017	1,000,000	1,002,830
8.250%, 07/01/2024	1,500,000	1,542,405
		14,264,187
Utah - 0.21%
Ogden City Redevelopment Agency
3.000%, 04/01/2023	1,000,000	1,022,670
Wisconsin - 1.42%
Public Finance Authority
3.930%, 12/15/2025	1,660,000	1,753,408
5.000%, 03/01/2041	4,350,000	5,120,429
		6,873,837
TOTAL MUNICIPAL BONDS (Cost $134,448,591)		139,450,126

US GOVERNMENT NOTE/BOND - 1.24%
United States Treasury Note/Bond

1.625%, 04/30/2023	6,000,000	5,990,862
TOTAL US GOVERNMENT NOTE/BOND (Cost $5,996,440)		5,990,862

	Shares
CLOSED-END MUTUAL FUNDS - 0.79%
Invesco High Income Trust II	143,246	1,986,822
Nuveen Mortgage Opportunity Term Fund	79,326	1,817,359
TOTAL CLOSED END MUTUAL FUNDS (Cost $3,880,891)		3,804,181

SHORT-TERM INVESTMENTS - 4.58%
First American Treasury Obligations Fund - Class Z, 0.165% (a)	22,116,612	22,116,612
SHORT-TERM INVESTMENTS (Cost $22,116,612)		22,116,612

Total Investments (Cost $480,669,528) - 99.88%		482,352,305
Other Assets in Excess of Liabilities - 0.12%		571,603
TOTAL NET ASSETS - 100.00%		$482,923,908

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2016.
(b)	Illiquid security. The total market value of this security as of May 31, 2016 was $1,316,441, representing 0.003% of net assets

The cost basis of investments for federal income tax purposes at May 31 2016 was as follows*:

Cost of investments	$480,669,528
Gross unrealized appreciation	8,545,329
Gross unrealized depreciation	(6,862,552)
Net unrealized appreciation	$1,682,777

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated
May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Performance Trust Mutual Funds (the "Funds") are comprised of the
Performance Trust Strategic Bond Fund (the"Strategic Bond Fund") and the Performance Trust Municipal Bond Fund
(the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal
Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder's interest is limited to the Fund in which shares are held.
The Strategic Bond Fund became effective on August 31, 2010 and commenced investment operations on September 1, 2010.
The Municipal Bond Fund became effective on June 29, 2011 and commenced operations on June 30, 2011 with respect to the
Institutional Class shares. As of the date of this report, the Retail Class shares have not commenced operations. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC
(the "Adviser").

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.
A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than
60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at May 31, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Securities	$-	$35,227,562		$35,227,562
Corporate Bonds	-	13,332,630		13,332,630
Mortgage Backed Securities	-	262,430,332		262,430,332
Municipal Bonds	-	139,450,126	-	139,450,126
U.S. Government Note/Bond	-	5,990,862	-	5,990,862
Total Fixed Income	-	456,431,512	-	456,431,512

Equity
Mutual Fund	3,804,181	-	-	3,804,181
Total Equity	3,804,181	-	-	3,804,181

Short-Term Investment	22,116,612	-	-	22,116,612
Total Investments In Securities	$25,920,793	$456,431,512	$-	$482,352,305

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2016.

The Fund held no Level 3 securities during the period ended May 31, 2016.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2016 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2016.

Performance Trust Municipal Bond Fund
Schedule of Investments
May 31, 2016 (Unaudited)

	Amount	Value
MUNICIPAL BONDS - 96.08%
Alabama - 0.86%
Lower Alabama Gas District
5.000%, 09/01/2031	$1,005,000	$1,262,089
Alaska - 1.64%
Alaska International Airports System
5.000%, 10/01/2035	1,000,000	1,167,280
State of Alaska
5.000%, 08/01/2031	1,000,000	1,226,490
		2,393,770
Arizona - 0.83%
Florence Town Inc. Industrial Development Authority
5.000%, 07/01/2023	385,000	431,939
Industrial Development Authority of the City of Phoenix
5.000%, 06/01/2027	500,000	581,575
Industrial Development Authority of the County of Pima
6.500%, 04/01/2026	200,000	200,496
		1,214,010
Arkansas - 0.85%
Arkansas Development Finance Authority
5.000%, 02/01/2022	400,000	469,296
Pulaski County Public Facilities Board
5.250%, 07/01/2024	675,000	771,187
		1,240,483
California - 6.63%
Abag Finance Authority for Nonprofit Corps
5.000%, 07/01/2021	250,000	289,967
Anaheim Public Financing Authority
0.000%, 09/01/2021	300,000	272,664
California Statewide Communities Development Authority
5.000%, 08/15/2028	750,000	933,990
Centinela Valley Union High School District
5.750%, 08/01/2026	270,000	338,872
Clovis Unified School District
0.000%, 08/01/2023	945,000	822,396
Corona-Norca Unified School District
0.000%, 08/01/2024	480,000	411,024
El Segundo Unified School District
0.000%, 08/01/2023	545,000	469,272
Foothill-Eastern Transportation Corridor Agency
0.000%, 01/15/2023	500,000	422,545
Golden State Tobacco Securitization Corp.
5.000%, 06/01/2029	535,000	648,607
McKinleyville Union School District
0.000%, 08/01/2046	3,975,000	487,732
M-S-R Energy Authority
7.000%, 11/01/2034	1,150,000	1,713,040
Palmdale Community Redevelopment Agency
0.000%, 12/01/2020	215,000	190,331

Palmdale Elementary School District
0.000%, 08/01/2028	500,000	346,020
Redondo Beach Unified School District
0.000%, 08/01/2031	800,000	821,944
San Joaquin Hills Transportation Corridor Agency
5.000%, 01/15/2029	550,000	630,262
San Juan Unified School District
0.000%, 08/01/2022	500,000	445,825
Saratoga Union School District
0.000%, 09/01/2023	510,000	446,306
		9,690,797
Colorado - 1.29%
City & County of Denver, CO Airport System Revenue
5.250%, 11/15/2028	500,000	606,170
E-470 Public Highway Authority
0.000%, 09/01/2020	460,000	430,459
0.000%, 09/01/2023	270,000	230,259
0.000%, 09/01/2022	700,000	618,583
		1,885,471
Connecticut - 2.54%
Connecticut State Health & Educational Facility Authority
2.875%, 09/01/2020	900,000	904,311
5.000%, 07/01/2026	345,000	394,911
State of Connecticut
5.000%, 03/15/2032	1,000,000	1,200,360
University of Connecticut
5.000%, 03/15/2032	1,000,000	1,212,840
		3,712,422
District of Columbia - 0.83%
District of Columbia
5.000%, 04/01/2030	1,000,000	1,218,560
Florida - 6.01%
Belle Isle, FL
5.500%, 10/01/2022	400,000	443,120
Citizens Property Insurance Corp.
5.000%, 06/01/2022	560,000	668,063
City of Hialeah, FL
5.000%, 12/01/2029	500,000	608,840
City of Lakeland, FL Department of Electric Utilities
5.250%, 10/01/2028	1,000,000	1,332,830
County of Miami-Dade, FL
5.750%, 10/01/2028	545,000	655,624
County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2026	510,000	620,211
5.000%, 10/01/2027	515,000	594,464
Hollywood Community Redevelopment Agency
5.000%, 03/01/2024	800,000	949,904
Key West Utility Board
5.000%, 10/01/2023	500,000	617,485
Miami Beach Health Facilities Authority
5.000%, 11/15/2023	590,000	703,835
Tampa Bay Water
6.000%, 10/01/2029	1,000,000	1,420,330
Venetian Community Development District
5.000%, 05/01/2023	165,000	176,237

		8,790,943
Georgia - 2.48%
Americus-Sumter County Hospital Authority
5.125%, 05/15/2023	400,000	427,060
City of Atlanta, GA Water & Wastewater Revenue
5.500%, 11/01/2027	1,000,000	1,282,650
Floyd County Hospital Authority
5.000%, 07/01/2034	1,000,000	1,202,700
Savannah Hospital Authority
5.500%, 07/01/2027	590,000	707,965
		3,620,375
GU - 1.37%
Guam Government Waterworks Authority
5.625%, 07/01/2040	1,000,000	1,123,640
Territory of Guam
5.000%, 11/15/2022	750,000	884,018
		2,007,658
Hawaii - 1.02%
State of Hawaii
5.000%, 08/01/2023	500,000	619,540
University of Hawaii
5.000%, 10/01/2024	700,000	876,799
		1,496,339
Idaho - 0.34%
Idaho Health Facilities Authority
6.000%, 10/01/2021	500,000	500,645
Illinois - 7.54%
Boone & Winnebago Counties Community Unit School District No. 200
0.000%, 01/01/2024	1,200,000	985,920
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000%, 12/01/2024	460,000	368,133
0.000%, 12/01/2023	930,000	772,570
Chicago Board of Education
0.000%, 12/01/2022	550,000	448,101
Chicago O'Hare International Airport
5.000%, 01/01/2029	450,000	529,146
Chicago Transit Authority
5.000%, 06/01/2024	750,000	869,783
Cook County School District No. 103 Lyons
0.000%, 12/01/2022	850,000	719,644
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee
0.000%, 02/01/2023	1,000,000	811,060
Illinois Finance Authority
0.000%, 07/15/2025	1,000,000	822,870
5.000%, 11/01/2027	240,000	270,302
Kendall & Kane Counties Community Unit School District
0.000%, 01/01/2021	875,000	788,034
Metropolitan Pier & Exposition Authority
0.000%, 06/15/2026	1,745,000	1,265,247
Railsplitter Tobacco Settlement Authority
6.000%, 06/01/2028	580,000	692,184
State of Illinois
5.000%, 06/15/2023	1,035,000	1,239,268
Will County Community Unit School District No. 201
0.000%, 11/01/2020	490,000	447,448

		11,029,710
Indiana - 7.82%
Carmel Local Public Improvement Bond Bank
5.000%, 01/15/2036	1,000,000	1,212,260
City of Valparaiso, IN
6.750%, 01/01/2034	500,000	614,430
City of Whiting, IN
5.250%, 01/01/2021	1,000,000	1,160,480
Crown Point Multi School Building Corp.
0.000%, 01/15/2022	500,000	449,365
Decatur Township Multi-School Building Corp.
5.000%, 07/15/2027	1,200,000	1,486,224
Indiana Finance Authority
5.250%, 09/01/2025	500,000	588,800
5.500%, 11/15/2026	500,000	584,300
6.000%, 08/01/2039	1,135,000	1,254,243
Indiana Health Facility Financing Authority
5.000%, 11/15/2034	1,000,000	1,208,310
New Albany Floyd County School Building Corp.
5.000%, 07/15/2023	250,000	303,580
Northern Indiana Commuter Transportation District
5.000%, 07/01/2033	1,130,000	1,351,333
Plainfield High School Building Corp.
5.000%, 07/15/2023	500,000	606,790
Shelbyville Central Renovation School Building Corp.
5.000%, 07/15/2024	500,000	607,490
		11,427,605
Kentucky - 1.73%
Grant County School District Finance Corp.
1.400%, 08/01/2022	485,000	472,221
Kentucky Economic Development Finance Authority
5.750%, 06/01/2025	735,000	845,801
Kentucky State Property & Building Commission
5.000%, 11/01/2028	1,000,000	1,217,650
		2,535,672
Louisiana - 2.50%
City of Shreveport, LA Water & Sewer Revenue
5.000%, 12/01/2027	1,000,000	1,218,630
Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	499,560
Louisiana Local Government Environmental Facilities & Community Development Authority
5.000%, 12/01/2025	715,000	875,396
Louisiana State Citizens Property Insurance Corp.
5.000%, 06/01/2022	500,000	596,800
Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	467,240
		3,657,626
Maryland - 0.17%
Anne Arundel County Consolidated Special Taxing District
5.000%, 07/01/2024	200,000	241,316
Massachusetts - 0.12%
Massachusetts Educational Financing Authority
4.500%, 07/01/2024	165,000	180,960
Michigan - 5.10%
Battle Creek School District, MI

5.000%, 05/01/2037	775,000	901,961
Brandon School District
5.000%, 05/01/2032	1,000,000	1,194,170
Charter Township of Commerce, MI
5.000%, 12/01/2038	1,000,000	1,185,050
Detroit City School District
5.250%, 05/01/2027	650,000	811,304
Michigan Finance Authority
3.875%, 10/01/2023	250,000	272,355
5.000%, 05/01/2021	300,000	346,452
Michigan State Building Authority
5.000%, 04/15/2023	900,000	1,091,700
South Lyon Community Schools
5.000%, 05/01/2025	1,000,000	1,239,130
Sturgis Public School District
5.000%, 05/01/2024	340,000	415,677
		7,457,799
Minnesota - 0.41%
City of Center City, MN
5.000%, 11/01/2023	500,000	605,900
Mississippi - 0.68%
Mississippi Development Bank
5.000%, 04/01/2026	800,000	992,184
Missouri - 0.43%
City of Kansas City, MO
0.000%, 02/01/2023	740,000	621,792
Nevada - 1.37%
City of Reno, NV
5.000%, 06/01/2023	625,000	747,719
Truckee Meadows Water Authority
5.000%, 07/01/2031	1,000,000	1,250,810
		1,998,529
New Jersey - 1.70%
Garden State Preservation Trust
5.750%, 11/01/2028	455,000	582,518
New Jersey Economic Development Authority
5.000%, 06/15/2023	550,000	618,360
5.500%, 01/01/2027	300,000	355,854
New Jersey Higher Education Student Assistance Authority
5.000%, 12/01/2022	500,000	571,285
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027	345,000	251,488
5.500%, 06/15/2031	100,000	111,895
		2,491,400
New York - 5.23%
Build NYC Resource Corp.
5.000%, 08/01/2027	300,000	353,259
5.000%, 08/01/2029	200,000	233,394
5.000%, 08/01/2024	235,000	280,226
5.000%, 08/01/2026	350,000	415,562
City of New York, NY
5.000%, 08/01/2022	500,000	603,920
Housing Development Corp., NY
3.500%, 02/15/2048	1,000,000	1,039,240
Metropolitan Transportation Authority

5.250%, 11/15/2027	1,000,000	1,307,300
New York Liberty Development Corp.
5.250%, 10/01/2035	610,000	782,002
New York State Urban Development Corp.
5.000%, 03/15/2026	1,000,000	1,277,600
New York Transportation Development Corp.
5.250%, 01/01/2050	500,000	570,530
Port Authority of New York & New Jersey
5.000%, 10/15/2027	645,000	777,386
		7,640,419
North Carolina - 0.88%
North Carolina Medical Care Commission
5.000%, 06/01/2028	500,000	649,955
Raleigh Durham Airport Authority
5.000%, 05/01/2028	525,000	628,793
		1,278,748
Ohio - 8.43%
Akron Bath Copley Joint Township Hospital District
5.000%, 11/15/2023	300,000	353,010
City of Akron, OH
5.000%, 12/01/2022	540,000	655,792
City of Cleveland, OH
5.000%, 10/01/2037	1,000,000	1,175,930
City of Cleveland, OH Airport System Revenue
5.000%, 01/01/2024	1,050,000	1,231,965
Cleveland Municipal School District
5.000%, 12/01/2029	965,000	1,141,344
Columbus City School District
5.000%, 12/01/2032	1,000,000	1,231,820
County of Cuyahoga, OH
5.000%, 12/01/2023	1,000,000	1,222,630
County of Franklin, OH
5.000%, 05/15/2027	635,000	781,037
Dayton City School District
5.000%, 11/01/2031	1,000,000	1,309,080
Euclid Avenue Development Corp.
5.000%, 08/01/2022	500,000	586,845
Marysville Exempted Village School District
5.000%, 12/01/2029	1,180,000	1,423,529
Olentangy Local School District
5.000%, 12/01/2031	1,000,000	1,216,050
		12,329,032
Oregon - 0.71%
Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	540,900
Salem-Keizer School District No. 24J
0.000%, 06/15/2025	600,000	501,726
		1,042,626
Pennsylvania - 4.21%
Delaware County Authority
5.000%, 06/01/2023	200,000	207,186
Delaware Valley Regional Financial Authority
5.500%, 08/01/2028	1,255,000	1,566,855
Hopewell Area School District
0.000%, 09/01/2026	900,000	665,388

Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2028	750,000	897,600
Pennsylvania Higher Educational Facilities Authority
5.250%, 07/15/2025	250,000	289,790
Pennsylvania Turnpike Commission
0.000%, 12/01/2038	1,570,000	1,960,145
0.000%, 12/01/2030	450,000	565,020
		6,151,984
Puerto Rico - 1.31%
Puerto Rico Public Finance Corp.
6.000%, 08/01/2026	945,000	1,257,152
6.000%, 08/01/2026	490,000	651,857
		1,909,009
Rhode Island - 1.30%
Rhode Island Health & Educational Building Corp.
5.000%, 06/01/2025	500,000	597,665
Rhode Island Student Loan Authority
5.000%, 12/01/2023	750,000	871,852
Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	410,000	427,339
		1,896,856
South Carolina - 0.47%
South Carolina State Public Service Authority
5.000%, 12/01/2030	560,000	688,699
Texas - 11.19%
Alamo Regional Mobility Authority
5.000%, 06/15/2039	1,000,000	1,185,320
Arlington Higher Education Finance Corp.
5.000%, 02/15/2030	1,000,000	1,207,380
Austin Community College District
5.000%, 08/01/2024	730,000	920,442
Central Texas Turnpike System
0.000%, 08/15/2022	1,350,000	1,200,650
Dallas Area Rapid Transit
5.250%, 12/01/2031	750,000	1,013,602
Edinburg Consolidated Independent School District, TX
5.000%, 02/15/2033	1,000,000	1,226,680
Grapevine-Colleyville Independent School Disctrict
0.000%, 08/15/2025	555,000	456,710
Harris County-Houston Sports Authority
5.000%, 11/15/2027	500,000	589,670
Laredo Community College District
5.000%, 08/01/2029	885,000	1,079,709
New Hope Cultural Education Facilities Corp.
5.000%, 07/01/2046	1,000,000	1,141,950
North Texas Tollway Authority
6.200%, 01/01/2042	1,030,000	1,359,888
Port Freeport, TX
5.950%, 05/15/2033	1,100,000	1,213,729
South Texas College
5.000%, 08/15/2032	1,000,000	1,180,550
Tarrant County Cultural Education Facilities Finance Corp.
5.000%, 11/15/2022	1,155,000	1,320,823
Texas Municipal Gas Acquisition & Supply Corp. I
6.250%, 12/15/2026	1,000,000	1,271,920

		16,369,023
Utah - 0.63%
County of Weber, UT
5.750%, 01/15/2033	450,000	559,764
Utah State Charter School Finance Authority
6.300%, 07/15/2032	335,000	362,078
		921,842
Vermont - 0.15%
Vermont Economic Development Authority
5.000%, 05/01/2021	200,000	218,516
Virginia - 1.15%
Fairfax County Industrial Development Authority
5.000%, 05/15/2031	1,000,000	1,243,920
Virginia Small Business Financing Authority
4.500%, 01/01/2023	135,000	153,726
5.000%, 01/01/2027	250,000	286,400
		1,684,046
Washington - 3.21%
Chelan County Public Utility District No. 1
0.000%, 06/01/2026	450,000	347,260
City of Kent, WA
5.000%, 12/01/2031	1,250,000	1,551,438
Port of Seattle, WA
5.000%, 04/01/2022	500,000	591,170
Washington Health Care Facilities Authority
5.000%, 01/01/2025	1,000,000	1,195,330
Washington State Housing Finance Commission
4.375%, 01/01/2021	1,000,000	1,011,590
		4,696,788
Wisconsin - 0.95%
Plateville Redevelopment Authority
5.000%, 07/01/2022	650,000	734,045
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2027	535,000	650,758
		1,384,803
TOTAL MUNICIPAL BONDS (Cost $133,843,530)		140,486,446

	Shares
SHORT-TERM INVESTMENTS - 7.60%
Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio - Class I, 0.248% (a)	11,120,509	11,120,509
TOTAL SHORT-TERM INVESTMENTS (Cost $11,120,509)		11,120,509

Total Investments (Cost $144,964,039) - 103.68%		151,606,955
Liabilities in Excess of Other Assets - (3.68)%		(5,377,138)
TOTAL NET ASSETS - 100.00%		$146,229,817

Percentages are stated as a percent of net assets.

(a) Variable rate security; the rate shown represents the rate at May 31, 2016.

The cost basis of investments for federal income tax purposes at May 31, 2016 was as follows*:

Cost of investments	$144,964,039
Gross unrealized appreciation	6,699,740
Gross unrealized depreciation	(56,824)
Net unrealized appreciation	$6,642,916

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated
May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Performance Trust Mutual Funds (the "Funds") are comprised of the
Performance Trust Strategic Bond Fund (the"Strategic Bond Fund") and the Performance Trust Municipal Bond Fund
(the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal
Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder's interest is limited to the Fund in which shares are held.
The Strategic Bond Fund became effective on August 31, 2010 and commenced investment operations on September 1, 2010.
The Municipal Bond Fund became effective on June 29, 2011 and commenced operations on June 30, 2011. Cost incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management LLC,
(the "Adviser").

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.
A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than
60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at May 31 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Fixed Income:
Municipal Bonds	$-	$140,486,446	$-	$140,486,446
Total Fixed Income	-	140,486,446	-	140,486,446

Short-Term Investment	$11,120,509	-	-	11,120,509

Total Investments In Securities	$11,120,509	$140,486,446	$-	$151,606,955

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2016.

The Fund held no Level 3 securities during the period ended May 31, 2016.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2016 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
   John Buckel
   President

Date  7/12/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel
President

Date  7/1216

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima
Treasurer

Date  7/12/16

* Print the name and title of each signing officer under his or her signature.